Warrants Outstanding (Details) - 12 months ended Dec. 31, 2021	$ / $ $ / shares shares	$ / $ $ / shares shares
Warrants
Exercise price (in dollar per share) | (per share)	$ 4.69	$ 3.75
Remaining contractual life (years)	2 years 6 months 25 days
Warrants exercisable	12,452,178	12,452,178
Exchange rate from USD to CAD | $ / $	1.28	1.28
August 31, 2022
Warrants
Exercise price (in dollar per share) | $ / shares	$ 4.00
Remaining contractual life (years)	7 months 20 days
Warrants exercisable	824,000	824,000
May 12, 2024
Warrants
Exercise price (in dollar per share) | $ / shares	$ 4.60
Remaining contractual life (years)	2 years 4 months 9 days
Warrants exercisable	3,453,178	3,453,178
November 5, 2024
Warrants
Exercise price (in dollar per share) | $ / shares	$ 4.79
Remaining contractual life (years)	2 years 10 months 6 days
Warrants exercisable	8,175,000	8,175,000
Meros License Agreement [Member]
Warrants
Convertible special warrants issued	1,020,000	1,020,000